FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Sensitivity Analysis - Base Metals, Energy, Freight, Emissions Right (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible decrease in risk variable percent (in percent)	10.00%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent (in percent)	10.00%	10.00%
Reasonably possible decrease in risk variable percent (in percent)		10.00%
Commodity price risk | Base Metals
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	$ 2	$ 2
Reasonably possible increase in risk variable, impact on equity	33	10
Reasonably possible decrease in risk variable, impact on income	(2)	(2)
Reasonably possible decrease in risk variable, impact on equity	(33)	(10)
Commodity price risk | Iron Ore
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	0
Reasonably possible increase in risk variable, impact on equity	1	(1)
Reasonably possible decrease in risk variable, impact on income	0	0
Reasonably possible decrease in risk variable, impact on equity	(1)	1
Commodity price risk | Freight
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	0
Reasonably possible increase in risk variable, impact on equity	0	3
Reasonably possible decrease in risk variable, impact on income	0	0
Reasonably possible decrease in risk variable, impact on equity	0	(3)
Commodity price risk | Emission rights
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	0
Reasonably possible increase in risk variable, impact on equity	401	145
Reasonably possible decrease in risk variable, impact on income	0	0
Reasonably possible decrease in risk variable, impact on equity	(401)	(145)
Commodity price risk | Energy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	1	0
Reasonably possible increase in risk variable, impact on equity	165	82
Reasonably possible decrease in risk variable, impact on income	(1)	0
Reasonably possible decrease in risk variable, impact on equity	$ (165)	$ (82)